Note 3 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Cash and Cash Equivalents	Cash and cash equivalents The Company considers all liquid investments with a maturity of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents.